Intangible assets - Amortization (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Intangible assets
Amortization	¥ 332,470,000	¥ 260,088,000
Cost of revenue
Intangible assets
Amortization	308,551,000	227,006,000	¥ 197,824,000
Research and development expense
Intangible assets
Amortization	20,311,000	¥ 33,082,000	¥ 33,082,000
General and administrative expenses
Intangible assets
Amortization	¥ 3,608,000